Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term debt
Schedule of long-term debt

	December 31,
	2021		2020		2019
Debt securities issued in the Mexican market on June 16, 2014, for Ps. 3,000,000, accruing interest at a fixed rate of 6.85%, for a 7-year term maturing on June 7, 2021. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA	Ps.	—	Ps.	3,000,000	Ps.	3,000,000

Debt securities issued in the Mexican market on March 26, 2013, for Ps. 1,500,000, accruing interest at a fixed rate of 6.47%, for a 10-year term maturing on March 14, 2023. GACN and nine of the 13 airports guarantee the certificates, which represent a guarantee of 80% of consolidated EBITDA		1,500,000		1,500,000		1,500,000

Unsecured lines of credit with Private Export Funding Corporation (supported by Ex-Im Bank) in 2010 and 2011 for U.S.$ 25,365 thousand maturing on December 21, 2021. As December 31, 2021, 2020 and 2019, outstanding amounts were U.S.$0, U.S.$ 678 thousand and US.$ 2,495 thousand, respectively. Baggage screening equipment was pledged to secure the loan ⁽²⁾. The loan accrues interest at a three-month London Interbank Offered (“LIBOR”) rate plus 1.25 percentage points, with quarterly payments of principal. As of December 31, 2021, 2020 and 2019, the interest rate was %, 1.49% and 3.15%, respectively.

		—		13,503		49,575

Debt securities issued in the Mexican market on April 16, 2021, for Ps. 1,000,000, the loan accrues interest at a TIIE 28 rate (1) plus 75 basis points for a 5-year term maturing on April 10, 2026. Financing of green projects specified in the Bank's framework		1,000,000		—		—

Debt securities issued in the Mexican market on April 16, 2021, for Ps. 2,500,000, accruing interest at a fixed rate of 7.83%, for a 7-year term maturing on April 7, 2028.		2,500,000		—		—
Total long-term debt		5,000,000		4,513,503		4,549,575
Less:
Financing commissions		(3,378)		(3,115)		(5,966)
		4,996,622		4,510,388		4,543,609
Current portion long-term debt		—		(3,013,502)		(36,851)
Long-term debt	Ps.	4,996,622	Ps.	1,496,886	Ps.	4,506,758

(1)	The Interbank Offering Rate in Mexico “TIIE” to the 28-days as of December 31, 2021, was 5.7150.
(2)	Carrying value amounts to Ps.266,181, and Ps.275,095 as of December 31, 2020, and 2019, respectively, and is recorded in improvements to concessioned assets (note 10). The Company is not authorized to grant such equipment as collateral in other loans or sell them to another Company.

Schedule of changes in consolidated long-term debt

	December 31,
	2021		2020		2019
Initial debt balance	Ps.	4,510,388	Ps.	4,543,609	Ps.	4,584,594
New loans		3,500,000		—		—
Long term debt repayment		(13,967)		(42,592)		(40,790)
Amortization of debt securities		(3,000,000)		—		—
Payment of commissions and other expenses		(12,859)		—		—
Amortization of expenses		12,595		2,851		2,663
Exchange rate fluctuation		465		6,520		(2,858)
Ending balance of debt	Ps.	4,996,622	Ps.	4,510,388	Ps.	4,543,609